Cover - USD ($)	12 Months Ended
	Dec. 31, 2022	Mar. 15, 2023	Jun. 30, 2022
Cover [Abstract]
Entity Registrant Name	Community Bancorp. /VT
Entity Central Index Key	0000718413
Document Type	10-K
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Small Business	true
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2022
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity Common Stock Shares Outstanding		5,438,236
Entity Public Float			$ 98,144,152
Document Annual Report	true
Document Transition Report	false
Entity File Number	000-16435
Entity Incorporation State Country Code	VT
Entity Tax Identification Number	03-0284070
Entity Address Address Line 1	4811 US Route 5
Entity Address City Or Town	Derby
Entity Address State Or Province	VT
Entity Address Postal Zip Code	05829
City Area Code	802
Icfr Auditor Attestation Flag	false
Auditor Location	Portland, Maine
Local Phone Number	334-7915
Security 12g Title	Common Stock - $2.50 par value per share
Entity Interactive Data Current	Yes
Auditor Name	Berry Dunn McNeil & Parker, LLC
Auditor Firm Id	136